Share Issuance And Repurchase Agreement - Additional Information (Detail)	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 25, 2011	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Aug. 03, 2010 GE Sales Agreement	Dec. 31, 2010 GE Sales Agreement USD ($)	Aug. 03, 2010 Issuer Sales Agreement	Dec. 31, 2010 Issuer Sales Agreement USD ($)	Aug. 03, 2010 Yonghua Sales Agreement	Dec. 31, 2010 Yonghua Sales Agreement USD ($)	Oct. 25, 2011 Share Issuance and Repurchase Agreement USD ($)	Mar. 31, 2011 Share Issuance and Repurchase Agreement USD ($)	Dec. 31, 2010 Share Issuance and Repurchase Agreement	Dec. 31, 2011 Share Issuance and Repurchase Agreement	Aug. 03, 2010 Share Issuance and Repurchase Agreement USD ($)	Oct. 25, 2011 Other Liabilities Current Share Issuance and Repurchase Agreement USD ($)	Oct. 25, 2011 Other Liabilities Current Share Issuance and Repurchase Agreement CNY	Dec. 31, 2010 Other Liabilities Current Share Issuance and Repurchase Agreement CNY
Stock Repurchase Programs [Line Items]
Number of shares issued						81,772,950		36,455,089		38,634,750			14,407,330	30,672,689
Number of American Depository Shares issued						1,281,011
Number of shares to be issued																45,080,019
Number of shares to be issued, par value																$ 0.0001
Net proceeds from issuance of shares		$ 16,638,000	103,234,000	15,293,000	0		$ 202,000,000		$ 76,000,000		$ 90,000,000
Ordinary shares issued value recorded as liability		2,000	13,000	13,000									1,441				2,095	13,000	20,554
Shares repurchased and canceled, shares	25,027,680											25,017,671
Shares repurchased and canceled, value												$ 2,502
Number of shares outstanding		457,980,262	457,980,262	431,525,432											20,062,348